ING MUTUAL FUNDS

ING Global Natural Resources Fund (“Fund”)

Supplement dated December 7, 2011

to the Fund’s Class A, Class I, and Class W

Prospectus (the “Prospectus”) and

related Statement of Additional Information (“SAI”)

each dated February 28, 2011

Effective December 1, 2011, David Powers no longer serves as co-portfolio manager for the Fund.  Effective immediately, all references to David Powers as co-portfolio manager of the Fund in the Fund’s Prospectus and SAI are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE RFERENCE